Note 7 - Investment Securities Available for Sale - Gross Unrealized Losses and Fair Value (Details) $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Number of securities	12	3
Fair value, less than twelve months	$ 8,839	$ 3,005
Gross unrealized losses, less than twelve months	(58)	(18)
Fair value, twelve months or greater
Gross unrealized losses, twelve months or greater
Fair value	8,839	3,005
Gross unrealized losses	$ (58)	$ (18)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) Insured Loans [Member]
Number of securities	8	2
Fair value, less than twelve months	$ 5,874	$ 1,990
Gross unrealized losses, less than twelve months	(19)	(13)
Fair value, twelve months or greater
Gross unrealized losses, twelve months or greater
Fair value	5,874	1,990
Gross unrealized losses	$ (19)	$ (13)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal Home Loan Mortgage Corporation (FHLMC) Insured Loans [Member]
Number of securities	2
Fair value, less than twelve months	$ 1,871
Gross unrealized losses, less than twelve months	(21)
Fair value, twelve months or greater
Gross unrealized losses, twelve months or greater
Fair value	1,871
Gross unrealized losses	$ (21)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association (FNMA) Insured Loans [Member]
Number of securities	1	1
Fair value, less than twelve months	$ 740	$ 1,015
Gross unrealized losses, less than twelve months	(12)	(5)
Fair value, twelve months or greater
Gross unrealized losses, twelve months or greater
Fair value	740	1,015
Gross unrealized losses	$ (12)	$ (5)
US Government Agencies Debt Securities [Member]
Number of securities	1
Fair value, less than twelve months	$ 354
Gross unrealized losses, less than twelve months	(6)
Fair value, twelve months or greater
Gross unrealized losses, twelve months or greater
Fair value	354
Gross unrealized losses	$ (6)